Capital Stock	12 Months Ended
Sep. 30, 2013
Stockholders Equity Note [Abstract]
Capital Stock
10. Capital Stock

The 30,147,504 and 30,044,486 common shares as presented in the accompanying Consolidated Balance Sheets at September 30, 2013, and 2012 represent the actual number of shares issued at the respective dates. The Company held 3,707,407 and 3,453,249 common shares in treasury at September 30, 2013, and 2012, respectively.

In August 2012, the Company’s Board of Directors authorized an expanded stock repurchase program whereby Management may repurchase shares of its outstanding common stock in the open market and otherwise throughout the period ended September 30, 2013. This program was extended by the Company’s Board of Directors through September 30, 2014. The total value authorized was the lesser of $100 million, or the dollar limitation imposed by Section 6.07 of the Company’s Credit Agreement dated May 14, 2012. The Company repurchased approximately 270,000 shares in 2013 and 150,000 shares during 2012. There were no stock repurchases in 2011.